Intangible Assets - Summary of Intangible Assets (Detail) ₨ in Millions, $ in Millions	12 Months Ended
	Mar. 31, 2022 USD ($)	Mar. 31, 2022 INR (₨)	Mar. 31, 2021 INR (₨)
Disclosure of detailed information about intangible assets [line items]
Beginning balance		₨ 614,483.3
Ending balance	$ 7,214.6	546,811.7	₨ 614,483.3
Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,320,508.2	1,217,792.2
Additions		173,091.3	140,370.8
Capitalised product development		(114,076.0)	(156,019.7)
Additions through business acquisitions			11.0
Write down of assets		(918.1)
Disposal /Adjustment			(17.3)
Reversal for impairment loss			364.3
Impairement of assets - Reimagine			(73,082.7)
Currency translation		9,905.3	191,319.0
Fully amortized not in use		(112,404.1)	(229.4)
Ending balance		1,276,106.6	1,320,508.2
Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(706,024.9)	(553,247.7)
Amortization for the year		(119,701.2)	(110,199.9)
Additions through business acquisitions			(2.0)
Reversal of assets classified as held for sale		(0.2)	1,347.4
Disposal /Adjustment			(2.4)
Currency translation		(15,972.7)	(44,149.7)
Fully amortized not in use		112,404.1	229.4
Ending balance		(729,294.9)	(706,024.9)
Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		614,483.3
Ending balance		546,811.7	614,483.3
Software [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		95,999.6	81,722.8
Additions		2,731.4	8,448.6
Additions through business acquisitions			11.0
Disposal /Adjustment			(17.3)
Currency translation		(1,241.4)	6,063.9
Fully amortized not in use		(530.9)	(229.4)
Ending balance		96,958.7	95,999.6
Software [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(69,031.5)	(56,702.7)
Amortization for the year		(7,307.5)	(8,297.4)
Additions through business acquisitions			(2.0)
Reversal of assets classified as held for sale		(0.2)
Disposal /Adjustment			(2.4)
Currency translation		986.5	(4,256.4)
Fully amortized not in use		530.9	229.4
Ending balance		(74,821.8)	(69,031.5)
Software [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		26,968.1
Ending balance		22,136.9	26,968.1
Patents and technical know-how [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		17,321.6	16,248.8
Additions		351.6	7.9
Currency translation		(205.9)	1,064.9
Ending balance		17,467.3	17,321.6
Patents and technical know-how [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(16,123.9)	(14,815.9)
Amortization for the year		(393.2)	(246.9)
Currency translation		200.9	(1,061.1)
Ending balance		(16,316.2)	(16,123.9)
Patents and technical know-how [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,197.7
Ending balance		1,151.1	1,197.7
Customer related [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		6,627.8	6,161.0
Currency translation		(89.4)	466.8
Ending balance		6,538.4	6,627.8
Customer related [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(4,619.7)	(4,054.1)
Amortization for the year		(258.9)	(248.0)
Currency translation		68.5	(317.6)
Ending balance		(4,810.1)	(4,619.7)
Customer related [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		2,008.1
Ending balance		1,728.3	2,008.1
Intellectual property rights and other intangibles [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		10,292.9	5,578.9
Additions		26.1	0.0
Additions through business acquisitions			0.0
Currency translation		(912.2)	4,714.0
Fully amortized not in use		(227.9)
Ending balance		9,178.9	10,292.9
Intellectual property rights and other intangibles [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(3,962.1)	(2,488.6)
Amortization for the year		(315.7)	(268.3)
Currency translation		227.6	(1,205.2)
Fully amortized not in use		227.9
Ending balance		(3,822.3)	(3,962.1)
Intellectual property rights and other intangibles [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		6,330.8
Ending balance		5,356.6	6,330.8
Product development costs [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		1,011,615.9	806,853.2
Additions		112,493.9	53,251.7
Currency translation		12,538.3	151,511.0
Fully amortized not in use		(111,645.3)	0.0
Ending balance		1,025,002.8	1,011,615.9
Product development costs [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(598,977.8)	(461,876.5)
Amortization for the year		(111,425.9)	(101,139.3)
Reversal of assets classified as held for sale			1,347.4
Currency translation		(17,456.2)	(37,309.4)
Fully amortized not in use		111,645.3	0.0
Ending balance		(616,214.6)	(598,977.8)
Product development costs [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		412,638.1
Ending balance		408,788.2	412,638.1
Indefinite life trademarks and brands [Member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		55,966.1	55,966.1
Ending balance		55,966.1	55,966.1
Indefinite life trademarks and brands [Member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		(13,309.9)	(13,309.9)
Ending balance		(13,309.9)	(13,309.9)
Indefinite life trademarks and brands [Member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		42,656.2
Ending balance		42,656.2	42,656.2
Intangible assets under development [member] | Cost [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		122,684.3	245,261.4
Additions		57,488.3	78,662.6
Capitalised product development		(114,076.0)	(156,019.7)
Write down of assets		(918.1)
Reversal for impairment loss			364.3
Impairement of assets - Reimagine			(73,082.7)
Currency translation		(184.1)	27,498.4
Ending balance		64,994.4	122,684.3
Intangible assets under development [member] | Accumulated depreciation and amortization [Member]
Disclosure of detailed information about intangible assets [line items]
Ending balance		0.0
Intangible assets under development [member] | Net carrying amount before capital work-in-progress [Member]
Disclosure of detailed information about intangible assets [line items]
Beginning balance		122,684.3
Ending balance		₨ 64,944.4	₨ 122,684.3